AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Austria — 0.6%
Erste Group Bank AG	79,639	$3,549,329
Canada — 3.6%
Canadian National Railway Co.	73,886	9,731,525
Canadian Pacific Kansas City Ltd.(a)	137,427	12,116,939
		21,848,464
Denmark — 0.6%
Carlsberg A/S (Class B Stock)	24,935	3,414,728
France — 7.8%
Air Liquide SA	30,321	6,308,245
Capgemini SE	25,680	5,909,246
EssilorLuxottica SA	12,179	2,755,031
Hermes International SCA	1,219	3,115,497
Legrand SA	73,220	7,753,758
LVMH Moet Hennessy Louis Vuitton SE	14,934	13,437,565
Pernod Ricard SA	46,699	7,559,828
		46,839,170
Germany — 3.1%
Brenntag SE	32,595	2,747,141
Deutsche Boerse AG	15,885	3,253,088
Merck KGaA	56,041	9,882,018
MTU Aero Engines AG	11,679	2,962,101
		18,844,348
Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	46,563	7,636,797
Japan — 2.4%
Hoya Corp.	23,300	2,914,151
Kubota Corp.	368,000	5,773,823
Olympus Corp.	425,200	6,122,164
		14,810,138
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	160,056	1,700,018
Netherlands — 2.3%
Akzo Nobel NV	62,085	4,638,838
Heineken NV	96,590	9,312,014
		13,950,852
South Korea — 1.1%
Samsung Electronics Co. Ltd.	112,045	6,733,626
Spain — 2.9%
Aena SME SA, 144A	32,109	6,323,982
Amadeus IT Group SA	79,957	5,132,976
Cellnex Telecom SA, 144A	167,614	5,929,295
		17,386,253
Sweden — 1.0%
Essity AB (Class B Stock)	263,842	6,267,337
	Shares	Value
Common Stocks (continued)
Switzerland — 4.6%
Cie Financiere Richemont SA (Class A Stock)	69,828	$10,630,643
Julius Baer Group Ltd.	36,504	2,117,173
Sonova Holding AG	10,889	3,153,379
UBS Group AG	383,507	11,808,538
		27,709,733
United Kingdom — 7.4%
Burberry Group PLC	213,421	3,264,563
Compass Group PLC	124,399	3,648,953
Diageo PLC	313,250	11,590,945
Intertek Group PLC	64,627	4,068,128
London Stock Exchange Group PLC	42,931	5,136,870
Reckitt Benckiser Group PLC	94,228	5,371,471
Rolls-Royce Holdings PLC*	1,096,089	5,897,360
Whitbread PLC	60,094	2,512,407
WPP PLC	321,512	3,047,014
		44,537,711
United States — 60.2%
Abbott Laboratories	68,337	7,767,183
Accenture PLC (Class A Stock)	22,963	7,959,205
Air Products & Chemicals, Inc.	20,334	4,926,318
Alphabet, Inc. (Class A Stock)*	84,951	12,821,654
American Express Co.	40,647	9,254,915
Amphenol Corp. (Class A Stock)	46,301	5,340,820
Aon PLC (Class A Stock)	23,563	7,863,444
Aptiv PLC*	45,788	3,647,014
Becton, Dickinson & Co.	34,219	8,467,492
Boston Scientific Corp.*	130,876	8,963,697
Carrier Global Corp.	30,519	1,774,069
Charles Schwab Corp. (The)	184,449	13,343,041
Cognizant Technology Solutions Corp. (Class A Stock)	56,666	4,153,051
Comcast Corp. (Class A Stock)	303,491	13,156,335
Cooper Cos., Inc. (The)	55,084	5,588,823
eBay, Inc.	78,410	4,138,480
Equifax, Inc.	15,004	4,013,870
Experian PLC	147,146	6,411,585
Fidelity National Information Services, Inc.	75,044	5,566,764
Fiserv, Inc.*(a)	43,199	6,904,064
Goldman Sachs Group, Inc. (The)	27,362	11,428,834
Honeywell International, Inc.	58,474	12,001,789
International Flavors & Fragrances, Inc.	87,091	7,488,955
Linde PLC	28,223	13,104,503
Marriott International, Inc. (Class A Stock)	18,447	4,654,363
Medtronic PLC(a)	165,767	14,446,594
Microchip Technology, Inc.	38,116	3,419,386
Microsoft Corp.	24,487	10,302,171
Nestle SA	99,085	10,527,777
Omnicom Group, Inc.	18,101	1,751,453
Oracle Corp.	95,673	12,017,486
Otis Worldwide Corp.	37,859	3,758,263
PPG Industries, Inc.	42,244	6,121,156
Roche Holding AG	43,637	11,141,357
Schneider Electric SE	72,429	16,374,490
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AST MFS GLOBAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Stryker Corp.	9,995	$3,576,911
Thermo Fisher Scientific, Inc.	26,518	15,412,527
TransUnion	63,462	5,064,268
Union Pacific Corp.	30,543	7,511,440
United Parcel Service, Inc. (Class B Stock)(a)	29,552	4,392,314
Visa, Inc. (Class A Stock)(a)	63,552	17,736,092
Walt Disney Co. (The)	67,275	8,231,769
Waters Corp.*	24,563	8,455,321
Willis Towers Watson PLC	45,953	12,637,075
		363,618,118

Total Long-Term Investments (cost $432,065,390)		598,846,622
Short-Term Investments — 10.1%
Affiliated Mutual Funds — 9.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	198,577	198,577
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $57,362,571; includes $57,117,887 of cash collateral for securities on loan)(b)(wb)	57,386,289	57,357,596

Total Affiliated Mutual Funds (cost $57,561,148)		57,556,173

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.5%
Federal Home Loan Bank
5.153%	04/01/24	3,208	3,206,085
(cost $3,208,000)

Total Short-Term Investments (cost $60,769,148)				60,762,258

TOTAL INVESTMENTS—109.3% (cost $492,834,538)				659,608,880

Liabilities in excess of other assets — (9.3)%				(56,181,638)

Net Assets — 100.0%				$603,427,242

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,050,353; cash collateral of $57,117,887 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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